BANCREEK INTERNATIONAL LARGE CAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

Common Stocks — 99.4%	Shares	Fair Value	Common Stocks — 99.4% (continued)	Shares	Fair Value
Australia — 13.9%			Japan — 14.1% (continued)
Communications — 4.0%			Industrials — 2.5%
carsales.com Ltd.	59,774	$ 1,379,028	Disco Corporation	3,500	$ 872,590

Consumer Discretionary — 5.7%			Technology — 2.7%
JB Hi-Fi Ltd.	18,016	1,031,262	BayCurrent, Inc.	22,300	941,751
Wesfarmers Ltd.	20,331	937,596
		1,968,858	Total Japan		4,863,019
Financials — 4.2%
Computershare Ltd.	57,036	1,456,669	Netherlands — 7.1%
			Communications — 3.0%
Total Australia		4,804,555	Koninklijke KPN N.V.	274,143	1,049,198

Canada — 29.1%			Technology — 4.1%
Consumer Staples — 11.3%			Wolters Kluwer N.V.	9,206	1,413,155
Dollarama, Inc.	14,165	1,483,119
George Weston Ltd.	6,398	1,027,820	Total Netherlands		2,462,353
Loblaw Companies Ltd.	10,695	1,406,375
		3,917,314	Singapore — 2.8%
Financials — 2.8%			Financials — 2.8%
Intact Financial Corporation	4,839	957,521	Singapore Exchange Ltd.	97,102	968,284

Industrials — 7.9%			Total Singapore		968,284
Stantec, Inc.	15,611	1,335,748
WSP Global, Inc.	7,727	1,384,107	Switzerland — 2.9%
		2,719,855	Industrials — 2.9%
Technology — 7.1%			ABB Ltd.	18,925	1,013,319
CGI, Inc.	9,342	972,559
Constellation Software, Inc.	431	1,492,058	Total Switzerland		1,013,319
		2,464,617
			United Kingdom — 13.3%
Total Canada		10,059,307	Financials — 2.9%
			3i Group plc	20,144	1,003,661
France — 9.1%
Consumer Discretionary — 3.0%			Industrials — 3.2%
LVMH Moet Hennessy Louis Vuitton S.E.	1,426	1,030,563	BAE Systems plc	61,405	1,087,474

Health Care — 3.1%			Technology — 7.2%
EssilorLuxottica S.A.	3,536	1,055,056	RELX PLC	30,750	1,478,280
			Sage Group plc (The)	64,247	1,023,338
Materials — 3.0%					2,501,618
Air Liquide S.A.	5,675	1,042,410
			Total United Kingdom		4,592,753
Total France		3,128,029
			Total Common Stocks
Germany — 7.1%			(Cost $33,024,279)		34,363,737
Communications — 7.1%
Deutsche Telekom A.G.	39,432	1,425,070	Total Investments — 99.4%
Freenet A.G.	32,063	1,047,048	(Cost $33,024,279)		34,363,737
		2,472,118
			Other Assets in Excess of Liabilities — 0.6%		212,991
Total Germany		2,472,118
			Total Net Assets — 100.0%		$ 34,576,728
Japan — 14.1%
Consumer Discretionary — 5.9%
Sankyo Company Ltd.	73,300	1,031,925	A.G. - Aktiengesellschaft
Tomy Company Ltd.	40,900	984,672	LTD - Limited Company
		2,016,597	N.V. - Naamioze Vennootschap
Consumer Staples — 3.0%			PLC - Public Limited Company
Ajinomoto Company, Inc.	25,900	1,032,081	S.A. - Société Anonyme
			S.E. - Societas Europaea